Note 13 - Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
	2020	2019

Balance, January 1	$174,662	$151,585
RNCI share of earnings	6,354	7,874
RNCI redemption increment	15,977	16,105
Distributions paid to RNCI	(5,084)	(5,725)
Purchases of interests from RNCI, net	(20,231)	(30,648)
RNCI recognized on business acquisitions	21,293	35,307
Other	63	164
Balance, December 31	$193,034	$174,662